UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class A [LBWAX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$126	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 28.20%. The Fund compares its performance to the Russell 1000 Value Index, which returned 27.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Technology stocks were the largest contributor by avoiding large semiconductor companies that were diluting their share base and including semiconductor companies such as Qualcomm and Micron Technology with attractive valuations, both positions were sold in the first half of the period.

↑
Overweight in the health care sector including pharmaceutical, biopharmaceutical and health care providers. Low price-to-earnings ratios along with favorable price momentum and conservative share issuance qualified these stocks for inclusion in the portfolio.

↑	Overweight in the financial sector which outperformed the large cap value market despite economic uncertainties, supported by the U.S. Federal Reserve’s interest rate cuts towards period-end.
↑	Strong stock selection which overcame sector and factor exposures.

Top detractors from performance:
↓
Underperformance from energy holdings due to volatile oil prices and fluctuating global demand, specifically integrated oil & gas companies such as Chevron and exploration and production companies which all lagged the broad market and were overweight the benchmark.

↓	Underweight to REITS within the real estate sector which slightly underperformed relative to the benchmark (note that REITS are not included in the portfolio by manager policy).
↓	Underweight and lag in materials holdings had a small negative impact on relative returns. Lagging yet positive performance of low valuation steel stocks drove the underperformance.
↓
Value factors including low price-to-earnings and low price-to-book value are integral to the investment process to qualify securities for inclusion. Typically, these factors outperform in the long term, however, they both lagged this period and detracted from returns.

BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7014-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	28.20	11.59	9.52
Class A (with sales charge)	21.13	10.27	8.87
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$248,412,554
Total Number of Portfolio Holdings*	234
Total Management Fee Paid	$1,396,164
Portfolio Turnover Rate	75%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 2	7014-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 3	7014-ATSR-1124

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class C [LBWCX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$209	1.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 27.21%. The Fund compares its performance to the Russell 1000 Value Index, which returned 27.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Technology stocks were the largest contributor by avoiding large semiconductor companies that were diluting their share base and including semiconductor companies such as Qualcomm and Micron Technology with attractive valuations, both positions were sold in the first half of the period.

↑
Overweight in the health care sector including pharmaceutical, biopharmaceutical and health care providers. Low price-to-earnings ratios along with favorable price momentum and conservative share issuance qualified these stocks for inclusion in the portfolio.

↑	Overweight in the financial sector which outperformed the large cap value market despite economic uncertainties, supported by the U.S. Federal Reserve’s interest rate cuts towards period-end.
↑	Strong stock selection which overcame sector and factor exposures.

Top detractors from performance:
↓
Underperformance from energy holdings due to volatile oil prices and fluctuating global demand, specifically integrated oil & gas companies such as Chevron and exploration and production companies which all lagged the broad market and were overweight the benchmark.

↓	Underweight to REITS within the real estate sector which slightly underperformed relative to the benchmark (note that REITS are not included in the portfolio by manager policy).
↓	Underweight and lag in materials holdings had a small negative impact on relative returns. Lagging yet positive performance of low valuation steel stocks drove the underperformance.
↓
Value factors including low price-to-earnings and low price-to-book value are integral to the investment process to qualify securities for inclusion. Typically, these factors outperform in the long term, however, they both lagged this period and detracted from returns.

BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7015-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	27.21	10.99	8.79
Class C (with sales charge)	26.21	10.99	8.79
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$248,412,554
Total Number of Portfolio Holdings*	234
Total Management Fee Paid	$1,396,164
Portfolio Turnover Rate	75%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 2	7015-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 3	7015-ATSR-1124

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class R [LBDRX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$154	1.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 27.93%. The Fund compares its performance to the Russell 1000 Value Index, which returned 27.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Technology stocks were the largest contributor by avoiding large semiconductor companies that were diluting their share base and including semiconductor companies such as Qualcomm and Micron Technology with attractive valuations, both positions were sold in the first half of the period.

↑
Overweight in the health care sector including pharmaceutical, biopharmaceutical and health care providers. Low price-to-earnings ratios along with favorable price momentum and conservative share issuance qualified these stocks for inclusion in the portfolio.

↑	Overweight in the financial sector which outperformed the large cap value market despite economic uncertainties, supported by the U.S. Federal Reserve’s interest rate cuts towards period-end.
↑	Strong stock selection which overcame sector and factor exposures.

Top detractors from performance:
↓
Underperformance from energy holdings due to volatile oil prices and fluctuating global demand, specifically integrated oil & gas companies such as Chevron and exploration and production companies which all lagged the broad market and were overweight the benchmark.

↓	Underweight to REITS within the real estate sector which slightly underperformed relative to the benchmark (note that REITS are not included in the portfolio by manager policy).
↓	Underweight and lag in materials holdings had a small negative impact on relative returns. Lagging yet positive performance of low valuation steel stocks drove the underperformance.
↓
Value factors including low price-to-earnings and low price-to-book value are integral to the investment process to qualify securities for inclusion. Typically, these factors outperform in the long term, however, they both lagged this period and detracted from returns.

BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7128-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	27.93	11.32	9.25
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$248,412,554
Total Number of Portfolio Holdings*	234
Total Management Fee Paid	$1,396,164
Portfolio Turnover Rate	75%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 2	7128-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 3	7128-ATSR-1124

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class I [LBWIX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$91	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class I shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 28.56%. The Fund compares its performance to the Russell 1000 Value Index, which returned 27.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Technology stocks were the largest contributor by avoiding large semiconductor companies that were diluting their share base and including semiconductor companies such as Qualcomm and Micron Technology with attractive valuations, both positions were sold in the first half of the period.

↑
Overweight in the health care sector including pharmaceutical, biopharmaceutical and health care providers. Low price-to-earnings ratios along with favorable price momentum and conservative share issuance qualified these stocks for inclusion in the portfolio.

↑	Overweight in the financial sector which outperformed the large cap value market despite economic uncertainties, supported by the U.S. Federal Reserve’s interest rate cuts towards period-end.
↑	Strong stock selection which overcame sector and factor exposures.

Top detractors from performance:
↓
Underperformance from energy holdings due to volatile oil prices and fluctuating global demand, specifically integrated oil & gas companies such as Chevron and exploration and production companies which all lagged the broad market and were overweight the benchmark.

↓	Underweight to REITS within the real estate sector which slightly underperformed relative to the benchmark (note that REITS are not included in the portfolio by manager policy).
↓	Underweight and lag in materials holdings had a small negative impact on relative returns. Lagging yet positive performance of low valuation steel stocks drove the underperformance.
↓
Value factors including low price-to-earnings and low price-to-book value are integral to the investment process to qualify securities for inclusion. Typically, these factors outperform in the long term, however, they both lagged this period and detracted from returns.

BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7018-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class I	28.56	11.92	9.83
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$248,412,554
Total Number of Portfolio Holdings*	234
Total Management Fee Paid	$1,396,164
Portfolio Turnover Rate	75%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 2	7018-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 3	7018-ATSR-1124

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class IS [LBISX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$80	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class IS shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 28.74%. The Fund compares its performance to the Russell 1000 Value Index, which returned 27.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Technology stocks were the largest contributor by avoiding large semiconductor companies that were diluting their share base and including semiconductor companies such as Qualcomm and Micron Technology with attractive valuations, both positions were sold in the first half of the period.

↑
Overweight in the health care sector including pharmaceutical, biopharmaceutical and health care providers. Low price-to-earnings ratios along with favorable price momentum and conservative share issuance qualified these stocks for inclusion in the portfolio.

↑	Overweight in the financial sector which outperformed the large cap value market despite economic uncertainties, supported by the U.S. Federal Reserve’s interest rate cuts towards period-end.
↑	Strong stock selection which overcame sector and factor exposures.

Top detractors from performance:
↓
Underperformance from energy holdings due to volatile oil prices and fluctuating global demand, specifically integrated oil & gas companies such as Chevron and exploration and production companies which all lagged the broad market and were overweight the benchmark.

↓	Underweight to REITS within the real estate sector which slightly underperformed relative to the benchmark (note that REITS are not included in the portfolio by manager policy).
↓	Underweight and lag in materials holdings had a small negative impact on relative returns. Lagging yet positive performance of low valuation steel stocks drove the underperformance.
↓
Value factors including low price-to-earnings and low price-to-book value are integral to the investment process to qualify securities for inclusion. Typically, these factors outperform in the long term, however, they both lagged this period and detracted from returns.

BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7025-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class IS	28.74	12.05	9.95
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$248,412,554
Total Number of Portfolio Holdings*	234
Total Management Fee Paid	$1,396,164
Portfolio Turnover Rate	75%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 2	7025-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 3	7025-ATSR-1124

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2023 and September 30, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $248,591 in September 30, 2023 and $153,848 in September 30, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in September 30, 2023 and $0 in September 30, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $60,750 in September 30, 2023 and $39,750 in September 30, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by to the service affiliates during the Reporting Periods that required pre-approval by the Audit Auditors Committee.

(d) All Other Fees. The aggregate fees for other fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in September 30, 2023 and $0 in September 30, 2024, other than the services reported in paragraphs (a) through (c) of this item for the Legg Mason Global Asset Management Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Global Asset Management Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Global Asset Management Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Global Asset Management Trust during the reporting period were $1,161,270 in September 30, 2023 and $1,137,291 in September 30, 2024.

(h) Yes. Legg Mason Global Asset Management Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Global Asset Management Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien*

Thomas F. Schlafly

* Effective February 7, 2024, Mr. O’Brien became Chair of the Board.

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BrandywineGLOBAL —
Diversified US Large Cap Value Fund
Financial Statements and Other Important Information
Annual  | September 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
September 30, 2024
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.5%
Communication Services — 5.9%
Diversified Telecommunication Services — 3.5%
AT&T Inc.	178,400	$3,924,800
Verizon Communications Inc.	105,100	4,720,041
Total Diversified Telecommunication Services		8,644,841
Entertainment — 0.4%
Walt Disney Co.	9,500	913,805
Interactive Media & Services — 0.0%††
Match Group Inc.	2,800	105,952 *
Media — 2.0%
Comcast Corp., Class A Shares	92,000	3,842,840
Fox Corp., Class A Shares	8,400	355,572
Interpublic Group of Cos. Inc.	9,400	297,322
Omnicom Group Inc.	5,500	568,645
Total Media		5,064,379

Total Communication Services		14,728,977
Consumer Discretionary — 8.2%
Automobile Components — 0.1%
Gentex Corp.	5,600	166,264
Automobiles — 1.0%
Ford Motor Co.	100,100	1,057,056
General Motors Co.	30,000	1,345,200
Total Automobiles		2,402,256
Broadline Retail — 0.3%
eBay Inc.	12,600	820,386
Distributors — 0.2%
Genuine Parts Co.	3,500	488,880
Diversified Consumer Services — 0.3%
ADT Inc.	20,400	147,492
H&R Block Inc.	3,500	222,425
Service Corp. International	4,500	355,185
Total Diversified Consumer Services		725,102
Hotels, Restaurants & Leisure — 0.5%
Darden Restaurants Inc.	2,800	459,564
Expedia Group Inc.	3,100	458,862 *
MGM Resorts International	7,900	308,811 *
Total Hotels, Restaurants & Leisure		1,227,237
Household Durables — 1.9%
DR Horton Inc.	9,200	1,755,084
Lennar Corp., Class A Shares	7,100	1,331,108
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Schedule of Investments (cont’d)
September 30, 2024
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
NVR Inc.	46	$451,343 *
PulteGroup Inc.	7,000	1,004,710
Toll Brothers Inc.	1,300	200,837
TopBuild Corp.	300	122,043 *
Total Household Durables		4,865,125
Leisure Products — 0.1%
Hasbro Inc.	3,500	253,120
Specialty Retail — 3.4%
AutoNation Inc.	2,100	375,732 *
AutoZone Inc.	332	1,045,813 *
Best Buy Co. Inc.	5,400	557,820
CarMax Inc.	3,900	301,782 *
Dick’s Sporting Goods Inc.	700	146,090
Lithia Motors Inc.	300	95,292
Lowe’s Cos. Inc.	18,800	5,091,980
Murphy USA Inc.	461	227,213
Penske Automotive Group Inc.	1,800	292,356
Williams-Sonoma Inc.	2,900	449,268
Total Specialty Retail		8,583,346
Textiles, Apparel & Luxury Goods — 0.4%
Crocs Inc.	1,600	231,696 *
Ralph Lauren Corp.	1,000	193,870
Skechers U.S.A. Inc., Class A Shares	3,300	220,836 *
Tapestry Inc.	5,800	272,484
Total Textiles, Apparel & Luxury Goods		918,886

Total Consumer Discretionary		20,450,602
Consumer Staples — 6.2%
Beverages — 0.2%
Coca-Cola Consolidated Inc.	175	230,370
Constellation Brands Inc., Class A Shares	900	231,921
Total Beverages		462,291
Consumer Staples Distribution & Retail — 1.5%
BJ’s Wholesale Club Holdings Inc.	1,700	140,216 *
Kroger Co.	14,700	842,310
Sysco Corp.	12,500	975,750
Target Corp.	11,600	1,807,976
Total Consumer Staples Distribution & Retail		3,766,252
Food Products — 1.3%
Bunge Global SA	2,200	212,608
Campbell Soup Co.	7,600	371,792
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
Conagra Brands Inc.	12,000	$390,240
General Mills Inc.	13,300	982,205
Hormel Foods Corp.	2,900	91,930
Ingredion Inc.	1,700	233,631
Kraft Heinz Co.	26,000	912,860
Total Food Products		3,195,266
Household Products — 0.4%
Kimberly-Clark Corp.	7,300	1,038,644
Tobacco — 2.8%
Altria Group Inc.	43,000	2,194,720
Philip Morris International Inc.	39,000	4,734,600
Total Tobacco		6,929,320

Total Consumer Staples		15,391,773
Energy — 7.2%
Energy Equipment & Services — 0.2%
Baker Hughes Co.	17,600	636,240
Oil, Gas & Consumable Fuels — 7.0%
Antero Midstream Corp.	11,600	174,580
Cheniere Energy Inc.	5,700	1,025,088
Chevron Corp.	36,573	5,386,106
ConocoPhillips	26,000	2,737,280
Devon Energy Corp.	14,800	578,976
DT Midstream Inc.	1,100	86,526
EOG Resources Inc.	14,700	1,807,071
Kinder Morgan Inc.	55,700	1,230,413
Marathon Oil Corp.	14,400	383,472
Marathon Petroleum Corp.	8,800	1,433,608
Phillips 66	10,600	1,393,370
Valero Energy Corp.	8,100	1,093,743
Total Oil, Gas & Consumable Fuels		17,330,233

Total Energy		17,966,473
Financials — 30.3%
Banks — 12.6%
Bank of America Corp.	166,900	6,622,592
Citigroup Inc.	37,800	2,366,280
Citizens Financial Group Inc.	9,700	398,379
Commerce Bancshares Inc.	2,800	166,320
Cullen/Frost Bankers Inc.	1,200	134,232
East-West Bancorp Inc.	2,900	239,946
Fifth Third Bancorp	12,000	514,080
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Schedule of Investments (cont’d)
September 30, 2024
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
First Citizens BancShares Inc., Class A Shares	277	$509,943
First Horizon Corp.	5,800	90,074
Huntington Bancshares Inc.	31,000	455,700
JPMorgan Chase & Co.	60,300	12,714,858
KeyCorp	11,700	195,975
M&T Bank Corp.	2,900	516,548
PNC Financial Services Group Inc.	8,500	1,571,225
Regions Financial Corp.	19,600	457,268
Webster Financial Corp.	3,700	172,457
Wells Fargo & Co.	74,700	4,219,803
Total Banks		31,345,680
Capital Markets — 5.4%
Ameriprise Financial Inc.	2,306	1,083,382
Bank of New York Mellon Corp.	17,600	1,264,736
Carlyle Group Inc.	7,800	335,868
Goldman Sachs Group Inc.	7,098	3,514,290
Invesco Ltd.	4,800	84,288
Jefferies Financial Group Inc.	4,700	289,285
LPL Financial Holdings Inc.	1,800	418,734
Morgan Stanley	35,600	3,710,944
Northern Trust Corp.	4,300	387,129
Raymond James Financial Inc.	4,500	551,070
Robinhood Markets Inc., Class A Shares	8,700	203,754 *
SEI Investments Co.	2,800	193,732
State Street Corp.	7,100	628,137
Stifel Financial Corp.	2,400	225,360
T. Rowe Price Group Inc.	4,800	522,864
Total Capital Markets		13,413,573
Consumer Finance — 2.8%
Ally Financial Inc.	6,000	213,540
American Express Co.	15,300	4,149,360
Capital One Financial Corp.	7,700	1,152,921
Discover Financial Services	6,000	841,740
Synchrony Financial	9,200	458,896
Total Consumer Finance		6,816,457
Financial Services — 2.4%
Apollo Global Management Inc.	12,300	1,536,393
Corpay Inc.	1,500	469,140 *
Equitable Holdings Inc.	9,000	378,270
Fiserv Inc.	10,600	1,904,290 *
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
PayPal Holdings Inc.	22,500	$1,755,675 *
Total Financial Services		6,043,768
Insurance — 7.1%
Aflac Inc.	13,900	1,554,020
American Financial Group Inc.	1,800	242,280
American International Group Inc.	14,200	1,039,866
Arch Capital Group Ltd.	7,800	872,664 *
Assurant Inc.	1,200	238,632
Chubb Ltd.	8,800	2,537,832
Cincinnati Financial Corp.	3,400	462,808
Everest Group Ltd.	200	78,366
Fidelity National Financial Inc.	5,800	359,948
Hartford Financial Services Group Inc.	7,100	835,031
Loews Corp.	5,300	418,965
Markel Group Inc.	249	390,576 *
MetLife Inc.	18,000	1,484,640
Old Republic International Corp.	6,400	226,688
Primerica Inc.	800	212,120
Principal Financial Group Inc.	5,500	472,450
Progressive Corp.	5,600	1,421,056
Prudential Financial Inc.	7,900	956,690
Reinsurance Group of America Inc.	1,400	305,018
Travelers Cos. Inc.	9,000	2,107,080
Unum Group	4,200	249,648
Willis Towers Watson PLC	2,300	677,419
WR Berkley Corp.	8,350	473,696
Total Insurance		17,617,493

Total Financials		75,236,971
Health Care — 16.5%
Biotechnology — 3.9%
AbbVie Inc.	44,300	8,748,364
Gilead Sciences Inc.	6,500	544,960
United Therapeutics Corp.	1,100	394,185 *
Total Biotechnology		9,687,509
Health Care Equipment & Supplies — 1.5%
Medtronic PLC	32,200	2,898,966
Teleflex Inc.	1,200	296,784
Zimmer Biomet Holdings Inc.	5,200	561,340
Total Health Care Equipment & Supplies		3,757,090
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Schedule of Investments (cont’d)
September 30, 2024
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — 6.8%
Cardinal Health Inc.	6,100	$674,172
Cencora Inc.	5,200	1,170,416
Centene Corp.	11,400	858,192 *
Cigna Group	7,200	2,494,368
DaVita Inc.	2,200	360,646 *
Elevance Health Inc.	6,452	3,355,040
HCA Healthcare Inc.	8,700	3,535,941
Henry Schein Inc.	3,100	225,990 *
Labcorp Holdings Inc.	2,700	603,396
McKesson Corp.	4,333	2,142,322
Molina Healthcare Inc.	700	241,192 *
Quest Diagnostics Inc.	3,600	558,900
Tenet Healthcare Corp.	2,100	349,020 *
Universal Health Services Inc., Class B Shares	2,000	458,020
Total Health Care Providers & Services		17,027,615
Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories Inc., Class A Shares	500	167,290 *
Pharmaceuticals — 4.2%
Johnson & Johnson	42,500	6,887,550
Merck & Co. Inc.	27,300	3,100,188
Viatris Inc.	29,800	345,978
Total Pharmaceuticals		10,333,716

Total Health Care		40,973,220
Industrials — 12.6%
Aerospace & Defense — 3.6%
Huntington Ingalls Industries Inc.	1,000	264,380
L3Harris Technologies Inc.	4,500	1,070,415
Lockheed Martin Corp.	5,622	3,286,396
RTX Corp.	30,800	3,731,728
Textron Inc.	5,800	513,764
Total Aerospace & Defense		8,866,683
Air Freight & Logistics — 0.7%
FedEx Corp.	6,200	1,696,816
Building Products — 1.4%
Allegion PLC	2,200	320,628
Builders FirstSource Inc.	3,200	620,352 *
Fortune Brands Innovations Inc.	2,900	259,637
Johnson Controls International PLC	13,300	1,032,213
Masco Corp.	6,800	570,792
Owens Corning	2,900	511,908
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Building Products — continued
UFP Industries Inc.	1,600	$209,936
Total Building Products		3,525,466
Electrical Equipment — 0.1%
Acuity Brands Inc.	800	220,312
Ground Transportation — 0.9%
CSX Corp.	49,000	1,691,970
U-Haul Holding Co.	300	23,244 *
U-Haul Holding Co., Non Voting Shares	5,000	360,000
Total Ground Transportation		2,075,214
Machinery — 4.5%
Allison Transmission Holdings Inc.	2,200	211,354
Caterpillar Inc.	12,300	4,810,776
Cummins Inc.	3,400	1,100,886
Deere & Co.	5,800	2,420,514
Dover Corp.	2,900	556,046
Middleby Corp.	1,200	166,956 *
Oshkosh Corp.	1,700	170,357
PACCAR Inc.	13,250	1,307,510
Snap-on Inc.	1,400	405,594
Total Machinery		11,149,993
Passenger Airlines — 0.5%
Delta Air Lines Inc.	16,200	822,798
United Airlines Holdings Inc.	8,300	473,598 *
Total Passenger Airlines		1,296,396
Professional Services — 0.3%
CACI International Inc., Class A Shares	277	139,763 *
Leidos Holdings Inc.	3,300	537,900
Science Applications International Corp.	900	125,343
Total Professional Services		803,006
Trading Companies & Distributors — 0.6%
United Rentals Inc.	1,624	1,315,002
WESCO International Inc.	1,300	218,374
Total Trading Companies & Distributors		1,533,376

Total Industrials		31,167,262
Information Technology — 4.4%
Communications Equipment — 1.1%
Cisco Systems Inc.	43,300	2,304,426
F5 Inc.	1,500	330,300 *
Total Communications Equipment		2,634,726
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Schedule of Investments (cont’d)
September 30, 2024
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics Inc.	2,000	$265,660 *
TD SYNNEX Corp.	2,200	264,176
Total Electronic Equipment, Instruments & Components		529,836
IT Services — 1.9%
Cognizant Technology Solutions Corp., Class A Shares	12,500	964,750
International Business Machines Corp.	16,700	3,692,036
Total IT Services		4,656,786
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology Inc.	5,300	162,180
ON Semiconductor Corp.	4,600	334,006 *
Skyworks Solutions Inc.	3,500	345,695
Total Semiconductors & Semiconductor Equipment		841,881
Software — 0.2%
Gen Digital Inc.	15,700	430,651
Technology Hardware, Storage & Peripherals — 0.7%
Hewlett Packard Enterprise Co.	33,400	683,364
HP Inc.	33,100	1,187,297
Total Technology Hardware, Storage & Peripherals		1,870,661

Total Information Technology		10,964,541
Materials — 2.9%
Chemicals — 1.2%
Celanese Corp.	2,500	339,900
CF Industries Holdings Inc.	3,900	334,620
Dow Inc.	17,700	966,951
Eastman Chemical Co.	2,900	324,655
LyondellBasell Industries NV, Class A Shares	8,200	786,380
PPG Industries Inc.	2,800	370,888
Total Chemicals		3,123,394
Construction Materials — 0.1%
Eagle Materials Inc.	800	230,120
Containers & Packaging — 0.6%
Amcor PLC	36,200	410,146
Berry Global Group Inc.	2,700	183,546
Crown Holdings Inc.	3,700	354,756
Graphic Packaging Holding Co.	7,700	227,843
International Paper Co.	7,100	346,835
Total Containers & Packaging		1,523,126
Metals & Mining — 1.0%
Commercial Metals Co.	1,100	60,456
Nucor Corp.	7,900	1,187,686
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Metals & Mining — continued
	Reliance Inc.	1,600	$462,736
	Steel Dynamics Inc.	5,300	668,224
	Total Metals & Mining		2,379,102

Total Materials			7,255,742
Utilities — 4.3%
Electric Utilities — 2.4%
	Duke Energy Corp.	19,400	2,236,820
	Edison International	7,100	618,339
	Evergy Inc.	5,800	359,658
	NRG Energy Inc.	5,300	482,830
	OGE Energy Corp.	5,000	205,100
	Pinnacle West Capital Corp.	2,800	248,052
	PPL Corp.	18,500	611,980
	Southern Co.	12,400	1,118,232
	Total Electric Utilities		5,881,011
Multi-Utilities — 1.9%
	Consolidated Edison Inc.	8,700	905,931
	Dominion Energy Inc.	21,000	1,213,590
	Public Service Enterprise Group Inc.	13,300	1,186,493
	Sempra	13,300	1,112,279
	WEC Energy Group Inc.	3,400	327,012
	Total Multi-Utilities		4,745,305

Total Utilities			10,626,316
Total Common Stocks (Cost — $173,449,245)			244,761,877
Investments in Underlying Funds — 1.0%
iShares Trust — iShares Russell 1000 Value ETF (Cost — $2,221,515)		12,300	2,334,540
Total Investments before Short-Term Investments (Cost — $175,670,760)			247,096,417
	Rate
Short-Term Investments — 0.5%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $1,343,826)	4.932%	1,343,826	1,343,826 (a)(b)
Total Investments — 100.0% (Cost — $177,014,586)			248,440,243
Liabilities in Excess of Other Assets — (0.0)%††			(27,689)
Total Net Assets — 100.0%			$248,412,554

See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Schedule of Investments (cont’d)
September 30, 2024
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2024, the total market value of investments in Affiliated
Companies was $1,343,826 and the cost was $1,343,826 (Note 8).

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Statement of Assets and Liabilities
September 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $175,670,760)	$247,096,417
Investments in affiliated securities, at value (Cost — $1,343,826)	1,343,826
Dividends receivable from unaffiliated investments	265,244
Receivable for Fund shares sold	22,990
Dividends receivable from affiliated investments	6,101
Prepaid expenses	41,494
Total Assets	248,776,072
Liabilities:
Payable for Fund shares repurchased	135,024
Investment management fee payable	118,624
Audit and tax fees payable	37,338
Fund accounting fees payable	29,845
Service and/or distribution fees payable	14,787
Trustees’ fees payable	4,096
Accrued expenses	23,804
Total Liabilities	363,518
Total Net Assets	$248,412,554
Net Assets:
Par value (Note 7)	$111
Paid-in capital in excess of par value	160,161,861
Total distributable earnings (loss)	88,250,582
Total Net Assets	$248,412,554
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Statement of Assets and Liabilities (cont’d)
September 30, 2024
Net Assets:
Class A	$67,801,476
Class C	$1,297,433
Class R	$281,149
Class I	$7,117,655
Class IS	$171,914,841
Shares Outstanding:
Class A	3,045,717
Class C	59,148
Class R	12,654
Class I	319,005
Class IS	7,700,090
Net Asset Value:
Class A (and redemption price)	$22.26
Class C*	$21.94
Class R (and redemption price)	$22.22
Class I (and redemption price)	$22.31
Class IS (and redemption price)	$22.33
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$23.56

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Statement of Operations
For the Year Ended September 30, 2024

Investment Income:
Dividends from unaffiliated investments	$6,252,093
Dividends from affiliated investments	77,180
Total Investment Income	6,329,273
Expenses:
Investment management fee (Note 2)	1,549,531
Service and/or distribution fees (Notes 2 and 5)	170,951
Transfer agent fees (Notes 2 and 5)	117,020
Registration fees	89,117
Fund accounting fees	69,631
Audit and tax fees	36,863
Legal fees	32,271
Trustees’ fees	13,437
Shareholder reports	9,950
Commitment fees (Note 9)	2,244
Fees recaptured by investment manager (Note 2)	1,675
Insurance	1,376
Custody fees	1,347
Interest expense	1,063
Miscellaneous expenses	10,510
Total Expenses	2,106,986
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(153,367)
Net Expenses	1,953,619
Net Investment Income	4,375,654
Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	17,527,104
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	37,037,856
Net Gain on Investments	54,564,960
Increase in Net Assets From Operations	$58,940,614
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended September 30,	2024	2023
Operations:
Net investment income	$4,375,654	$3,690,451
Net realized gain	17,527,104	2,139,660
Change in net unrealized appreciation (depreciation)	37,037,856	17,998,356
Increase in Net Assets From Operations	58,940,614	23,828,467
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,182,026)	(21,749,807)
Decrease in Net Assets From Distributions to Shareholders	(4,182,026)	(21,749,807)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	69,894,168	70,934,117
Reinvestment of distributions	4,172,012	21,672,891
Cost of shares repurchased	(84,815,762)	(48,975,128)
Increase (Decrease) in Net Assets From Fund Share Transactions	(10,749,582)	43,631,880
Increase in Net Assets	44,009,006	45,710,540
Net Assets:
Beginning of year	204,403,548	158,693,008
End of year	$248,412,554	$204,403,548
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$17.65	$17.35	$21.65	$16.66	$19.77
Income (loss) from operations:
Net investment income	0.31	0.31	0.29	0.25	0.31
Net realized and unrealized gain (loss)	4.61	2.41	(2.08)	6.00	(1.31)
Total income (loss) from operations	4.92	2.72	(1.79)	6.25	(1.00)
Less distributions from:
Net investment income	(0.29)	(0.31)	(0.16)	(0.37)	(0.49)
Net realized gains	(0.02)	(2.11)	(2.35)	(0.89)	(1.62)
Total distributions	(0.31)	(2.42)	(2.51)	(1.26)	(2.11)
Net asset value, end of year	$22.26	$17.65	$17.35	$21.65	$16.66
Total return[2]	28.20%	15.31%	(9.62)%	38.09%	(6.24)%
Net assets, end of year (000s)	$67,801	$57,178	$43,784	$44,626	$1,361
Ratios to average net assets:
Gross expenses	1.16%[3]	1.21%	1.18%	1.18%	1.18%[3]
Net expenses[4,5,6]	1.10 [3]	1.10	1.10	1.09	1.10 [3]
Net investment income	1.56	1.72	1.45	1.16	1.76
Portfolio turnover rate	75%	58%	62%[7]	75%[7]	54%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]
As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement is expected to continue until December 31, 2025, but may be terminated at any time by the manager.

[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class C Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$17.33	$17.18	$21.48	$16.61	$19.21
Income (loss) from operations:
Net investment income	0.16	0.18	0.15	0.10	0.31 [2]
Net realized and unrealized gain (loss)	4.55	2.39	(2.07)	5.96	(1.29)
Total income (loss) from operations	4.71	2.57	(1.92)	6.06	(0.98)
Less distributions from:
Net investment income	(0.08)	(0.31)	(0.03)	(0.30)	—
Net realized gains	(0.02)	(2.11)	(2.35)	(0.89)	(1.62)
Total distributions	(0.10)	(2.42)	(2.38)	(1.19)	(1.62)
Net asset value, end of year	$21.94	$17.33	$17.18	$21.48	$16.61
Total return[3]	27.21%	14.44%	(10.22)%	37.16%	(6.06)%[2]
Net assets, end of year (000s)	$1,297	$1,780	$411	$127	$141
Ratios to average net assets:
Gross expenses	1.91%	1.94%[4]	1.98%	2.21%	2.34%[4]
Net expenses[5,6,7]	1.84	1.85 [4]	1.85	1.85	1.08 [2,4]
Net investment income	0.83	1.01	0.76	0.50	1.81 [2]
Portfolio turnover rate	75%	58%	62%[8]	75%[8]	54%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Ratios and total return for Class C for the year ended September 30, 2020 reflect prior period 12b-1 fee reimbursements. If these reimbursements were not included, net investment income per share would have been
$0.20, total return would have been (6.80)% and the net expense and net investment income ratios would have been 1.71% and 1.18%, respectively.

[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]
As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement is expected to continue until December 31, 2025, but may be terminated at any time by the manager.

[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class R Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$17.62	$17.33	$21.53	$16.58	$19.70
Income (loss) from operations:
Net investment income	0.26	0.26	0.24	0.20	0.27
Net realized and unrealized gain (loss)	4.61	2.41	(2.09)	5.97	(1.30)
Total income (loss) from operations	4.87	2.67	(1.85)	6.17	(1.03)
Less distributions from:
Net investment income	(0.25)	(0.27)	(0.00)[2]	(0.33)	(0.47)
Net realized gains	(0.02)	(2.11)	(2.35)	(0.89)	(1.62)
Total distributions	(0.27)	(2.38)	(2.35)	(1.22)	(2.09)
Net asset value, end of year	$22.22	$17.62	$17.33	$21.53	$16.58
Total return[3]	27.93%	14.98%	(9.83)%	37.74%	(6.44)%
Net assets, end of year (000s)	$281	$209	$146	$198	$118
Ratios to average net assets:
Gross expenses	1.52%	1.57%	1.59%	1.62%	1.68%
Net expenses[4,5,6]	1.35	1.35	1.35	1.35	1.35
Net investment income	1.30	1.46	1.19	0.97	1.55
Portfolio turnover rate	75%	58%	62%[7]	75%[7]	54%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]
As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement is expected to continue until December 31, 2025, but may be terminated at any time by the manager.

[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$17.69	$17.37	$21.66	$16.70	$19.79
Income (loss) from operations:
Net investment income	0.37	0.36	0.35	0.32	0.37
Net realized and unrealized gain (loss)	4.61	2.43	(2.09)	6.00	(1.31)
Total income (loss) from operations	4.98	2.79	(1.74)	6.32	(0.94)
Less distributions from:
Net investment income	(0.34)	(0.36)	(0.20)	(0.47)	(0.53)
Net realized gains	(0.02)	(2.11)	(2.35)	(0.89)	(1.62)
Total distributions	(0.36)	(2.47)	(2.55)	(1.36)	(2.15)
Net asset value, end of year	$22.31	$17.69	$17.37	$21.66	$16.70
Total return[2]	28.56%	15.65%	(9.34)%	38.51%	(5.93)%
Net assets, end of year (000s)	$7,118	$28,570	$20,648	$9,048	$3,630
Ratios to average net assets:
Gross expenses	0.88%	0.89%[3]	0.88%	0.84%	0.85%[3]
Net expenses[4,5]	0.80	0.80 [3]	0.80	0.80	0.80 [3]
Net investment income	1.91	1.99	1.77	1.54	2.09
Portfolio turnover rate	75%	58%	62%[6]	75%[6]	54%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class IS Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$17.70	$17.39	$21.66	$16.71	$19.82
Income (loss) from operations:
Net investment income	0.39	0.38	0.36	0.33	0.38
Net realized and unrealized gain (loss)	4.62	2.42	(2.07)	6.01	(1.30)
Total income (loss) from operations	5.01	2.80	(1.71)	6.34	(0.92)
Less distributions from:
Net investment income	(0.36)	(0.38)	(0.21)	(0.50)	(0.57)
Net realized gains	(0.02)	(2.11)	(2.35)	(0.89)	(1.62)
Total distributions	(0.38)	(2.49)	(2.56)	(1.39)	(2.19)
Net asset value, end of year	$22.33	$17.70	$17.39	$21.66	$16.71
Total return[2]	28.74%	15.77%	(9.25)%	38.64%	(5.82)%
Net assets, end of year (000s)	$171,915	$116,667	$93,704	$257,706	$424,811
Ratios to average net assets:
Gross expenses	0.76%	0.79%	0.75%	0.72%	0.73%[3]
Net expenses[4,5]	0.70	0.70	0.70	0.70	0.70 [3]
Net investment income	1.95	2.12	1.73	1.62	2.17
Portfolio turnover rate	75%	58%	62%[6]	75%[6]	54%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities, including exchange-traded funds (“ETF”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$244,761,877	—	—	$244,761,877
Investments in Underlying Funds	2,334,540	—	—	2,334,540
Total Long-Term Investments	247,096,417	—	—	247,096,417
Short-Term Investments†	1,343,826	—	—	1,343,826
Total Investments	$248,440,243	—	—	$248,440,243

†	See Schedule of Investments for additional detailed categorizations.
(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

(c) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(d) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(e) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(2,586,888)	$2,586,888
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares and book/tax differences in the treatment of various items.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. FTFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I and Class IS shares did not exceed 1.15%, 1.90%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C and Class R shares did not exceed 1.10%, 1.85% and 1.35%, respectively. These arrangements are expected to continue until December 31, 2025, but may be terminated at any time by FTFA.
During the year ended September 30, 2024, fees waived and/or expenses reimbursed amounted to $153,367, which included an affiliated money market fund waiver of $1,619.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Pursuant to these arrangements, at September 30, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires September 30, 2025	$37,871	$155	$387	$14,964	$102,352
Expires September 30, 2026	60,410	1,699	417	22,337	95,939
Expires September 30, 2027	38,521	866	416	15,409	96,536
Total fee waivers/expense reimbursements subject to recapture	$136,802	$2,720	$1,220	$52,710	$294,827
For the year ended September 30, 2024, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class A
FTFA recaptured	$1,675
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended September 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $7,116 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended September 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$22,979	—
CDSCs	798	$89
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of September 30, 2024, Franklin Resources and its affiliates owned 64% of the Fund.
3. Investments
During the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$178,897,886
Sales	192,213,841
At September 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$178,010,383	$72,383,690	$(1,953,830)	$70,429,860
4. Derivative instruments and hedging activities
During the year ended September 30, 2024, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended September 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$155,745	$91,421
Class C	14,007	2,018
Class R	1,199	627
Class I	—	22,764
Class IS	—	190
Total	$170,951	$117,020

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

For the year ended September 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$38,934
Class C	875
Class R	417
Class I	15,532
Class IS	97,609
Total	$153,367
6. Distributions to shareholders by class

	Year Ended September 30, 2024	Year Ended September 30, 2023
Net Investment Income:
Class A	$925,870	$842,826
Class C	6,504	28,864
Class R	2,907	2,342
Class I	464,676	352,642
Class IS	2,600,048	1,904,795
Total	$4,000,005	$3,131,469
Net Realized Gains:
Class A	$49,172	$5,764,563
Class C	1,225	197,187
Class R	178	18,032
Class I	20,862	2,078,543
Class IS	110,584	10,560,013
Total	$182,021	$18,618,338
7. Shares of beneficial interest
At September 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Transactions in shares of each class were as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	513,581	$10,141,914	888,556	$16,414,616
Shares issued on reinvestment	53,264	974,735	363,639	6,607,321
Shares repurchased	(760,649)	(14,965,277)	(536,993)	(9,670,787)
Net increase (decrease)	(193,804)	$(3,848,628)	715,202	$13,351,150
Class C
Shares sold	19,027	$368,204	113,717	$2,136,467
Shares issued on reinvestment	426	7,729	12,593	226,051
Shares repurchased	(63,023)	(1,173,323)	(47,548)	(841,483)
Net increase (decrease)	(43,570)	$(797,390)	78,762	$1,521,035
Class R
Shares sold	2,395	$45,732	3,319	$58,425
Shares issued on reinvestment	169	3,085	1,121	20,373
Shares repurchased	(1,745)	(32,102)	(1,013)	(17,577)
Net increase	819	$16,715	3,427	$61,221
Class I
Shares sold	216,058	$4,304,809	1,590,807	$28,404,528
Shares issued on reinvestment	26,002	475,831	129,963	2,361,433
Shares repurchased	(1,538,051)	(30,430,831)	(1,294,152)	(23,782,332)
Net increase (decrease)	(1,295,991)	$(25,650,191)	426,618	$6,983,629
Class IS
Shares sold	2,774,481	$55,033,509	1,297,886	$23,920,081
Shares issued on reinvestment	148,122	2,710,632	685,620	12,457,713
Shares repurchased	(1,814,132)	(38,214,229)	(781,787)	(14,662,949)
Net increase	1,108,471	$19,529,912	1,201,719	$21,714,845
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

all or some portion of the year ended September 30, 2024. The following transactions were effected in such company for the year ended September 30, 2024.

	Affiliate Value at September 30, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,225,995	$88,897,763	88,897,763	$88,779,932	88,779,932

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$77,180	—	$1,343,826
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended September 30, 2024.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended September 30, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$4,000,005	$3,131,469
Net long-term capital gains	182,021	18,618,338
Total distributions paid	$4,182,026	$21,749,807
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
As of September 30, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$4,116,146
Undistributed long-term capital gains — net	13,704,576
Total undistributed earnings	$17,820,722
Unrealized appreciation (depreciation)(a)	70,429,860
Total distributable earnings (loss) — net	$88,250,582

(a)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between the book and tax cost basis in certain investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Global Asset Management Trust and Shareholders of BrandywineGLOBAL  —  Diversified US Large Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BrandywineGLOBAL  —  Diversified US Large Cap Value Fund (one of the funds constituting Legg Mason Global Asset Management Trust, referred to hereafter as the “Fund”) as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
November 14, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2024:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$2,161,304
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$6,005,433
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$6,197,078
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$167,275

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
BrandywineGLOBAL — Diversified US Large Cap Value Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Global Asset Management Trust (the “Trust”) held on May 2-3, 2024, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (formerly Legg Mason Partners Fund Advisor, LLC) (the “Manager”) with respect to BrandywineGLOBAL – Diversified US Large Cap Value Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Brandywine Global Investment Management, LLC (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio. The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Adviser, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Adviser, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2024 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Adviser pursuant to the Sub-Advisory Agreement.
Board approval of management agreement and sub-advisory agreement
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Manager and Sub-Adviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Adviser in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Adviser took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Adviser, and of the undertakings required of the Manager and Sub-Adviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Sub-Adviser’s risk management processes.
BrandywineGLOBAL — Diversified US Large Cap Value Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Adviser. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Adviser regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as multi-cap value funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was above the median performance of the funds in the Performance Universe for the 3- and 10-year periods, and was below the median performance of the funds in the Performance Universe for the 1- and 5-year periods. The Board noted the explanations from the Manager and the Sub-Adviser concerning the reasons for the Fund’s relative performance versus the peer group for the various periods. The Board also noted that the Fund’s performance was ahead of its benchmark for the quarter ended March 31, 2024.

BrandywineGLOBAL — Diversified US Large Cap Value Fund

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Adviser, respectively. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Sub-Adviser is the responsibility and expense of the Manager, not the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Adviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts and third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of the Sub-Adviser and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with
BrandywineGLOBAL — Diversified US Large Cap Value Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
those of a group of funds consisting of 15 multi-cap value funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of multi-cap value funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was below the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was below the median of the total expense ratios of the funds in the Expense Group and approximately equivalent to the median of the actual total expense ratios of the funds in the Expense Universe.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing with Fund investors any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Other benefits to the manager and the sub-adviser
The Board considered other benefits received by the Manager, the Sub-Adviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Adviser to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Adviser and their affiliates received were reasonable.
BrandywineGLOBAL — Diversified US Large Cap Value Fund

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

BrandywineGLOBAL —
Diversified US Large Cap Value Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien*
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC**
Subadviser
Brandywine Global Investment Management, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*
Effective February 7, 2024, Mr. O’Brien became Chair of the Board.
**
Formerly known as Legg Mason Partners Fund Advisor, LLC.
BrandywineGLOBAL — Diversified US Large Cap Value Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
BrandywineGLOBAL — Diversified US Large Cap Value Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Diversified US Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90756-AFSOI 11/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 21, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	November 21, 2024